Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, reserved for issuance pursuant to the Ionic Digital Inc. Omnibus Incentive Plan (the "Plan")
Amount Registered | shares	7,227,152
Proposed Maximum Offering Price per Unit	56.45
Maximum Aggregate Offering Price	$ 407,972,730.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,341.03
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of Class A common stock, par value $0.00001 per share (the "Common Stock"), of Ionic Digital Inc. (the "Registrant"), as may become issuable under the Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the Plan.

The proposed maximum offering price per Common Stock is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act based on the average of the high and low prices of the Registrant’s Class A common stock, as reported on the Nasdaq Global Select Market on July 28, 2026.